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Pzena International Small Cap Value Fund
Schedule of Investments
May 31, 2025 (Unaudited)

COMMON STOCKS - 95.8%	Shares	Value
Australia - 5.5%
Elders, Ltd.	1,101,571	$4,473,457
Perenti, Ltd.	4,358,734	4,425,182
		8,898,639

Belgium - 2.8%
Umicore S.A.	414,557	4,542,330

Canada - 7.1%
Linamar Corp.	76,941	3,517,527
Spin Master Corp. (a)	219,986	3,847,170
Transcontinental, Inc. - Class A	261,460	4,073,316
		11,438,013

Denmark - 2.6%
Solar A/S - Class B	91,224	4,297,386

Finland - 1.9%
Nokian Renkaat Oyj	423,588	3,159,920

France - 7.7%
Arkema S.A.	51,696	3,692,110
Beneteau SACA	429,893	4,109,978
Nexity S.A. (b)	357,959	4,072,566
Rexel S.A.	22,086	620,167
		12,494,821

Germany - 6.9%
Aurubis AG	44,942	3,944,563
Duerr AG	151,978	3,951,694
Hornbach Holding AG & Co. KGaA	32,307	3,261,110
		11,157,367

Hong Kong - 5.3%
Pacific Basin Shipping, Ltd.	6,344,426	1,569,701
VTech Holdings, Ltd.	585,216	3,895,917
Yue Yuen Industrial (Holdings), Ltd.	2,039,076	3,073,788
		8,539,406

Ireland - 9.8%
Bank of Ireland Group PLC	39,508	541,900
C&C Group PLC	2,294,942	4,984,433
Origin Enterprises PLC	1,563,292	6,265,877
Permanent TSB Group Holdings PLC (b)	2,013,907	4,047,434
		15,839,644

Italy - 2.5%
Ariston Holding N.V.	627,123	3,403,672
BPER Banca S.p.A.	72,148	639,961
		4,043,633

Japan - 15.0%
Fukuoka Financial Group, Inc.	143,837	3,956,405
Kanto Denka Kogyo Co., Ltd.	674,145	3,968,177
KH Neochem Co., Ltd.	239,774	4,120,790
Sawai Group Holdings Co., Ltd.	319,189	3,962,828
Tokai Carbon Co., Ltd.	594,849	4,286,865
Toyota Boshoku Corp.	279,530	4,001,750
		24,296,815

Netherlands - 3.7%
Signify N.V. (a)	242,981	5,942,718

New Zealand - 2.3%
Fletcher Building, Ltd. (b)	1,948,116	3,679,363

Republic of Korea - 2.4%
WONIK IPS Co., Ltd.	235,113	3,885,320

Spain - 2.5%
Unicaja Banco S.A. (a)	1,881,592	4,138,302

Switzerland - 0.4%
Ferrexpo PLC (b)	904,211	657,874

United Kingdom - 17.4%
Hays PLC	4,004,687	3,884,902
Ibstock PLC	1,553,946	4,099,470
Pennon Group PLC	700,873	4,806,580
Sabre Insurance Group PLC (a)	2,577,723	4,577,525
Senior PLC	3,018,640	6,897,889
Travis Perkins PLC	281,670	2,411,766
Wizz Air Holdings PLC (b)	68,943	1,482,525
		28,160,657
TOTAL COMMON STOCKS (Cost $143,083,930)		155,172,208

SHORT-TERM INVESTMENT - 3.7%
Money Market Fund - 3.7%
First American Government Obligations Fund - Class X, 4.22% (c)	5,985,568	5,985,568
TOTAL SHORT-TERM INVESTMENT (Cost $5,985,568)		5,985,568

TOTAL INVESTMENTS - 99.5% (Cost $149,069,498)		161,157,776
Other Assets in Excess of Liabilities - 0.5%		767,047
TOTAL NET ASSETS - 100.0%		$161,924,823
two		–%

Percentages are stated as a percent of net assets.	–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2025, the value of these securities total $18,505,715 or 11.4% of the Fund’s net assets.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

Pzena International Small Cap Value Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total

Investments:
Common Stocks	$155,172,208	$–	$–	$155,172,208
Short-Term Investment	5,985,568	–	–	5,985,568
Total Investments	$161,157,776	$–	$–	$161,157,776

Refer to the Schedule of Investments for further disaggregation of investment categories.